Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

[redacted]

03019149

August 11, 2003

Cert Nys

RECD S.E.C.
AUG 1 2 2003
1086

1-16443

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 1 5 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Goldman Sachs Group, Inc. Debenture Backed Series 2003-11 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 6, 2003. Tentative listing date – August 15, 2003.

Sincerely,